Average Annual Total Returns - FidelityAdvisorSeriesSmallCapFund-PRO - FidelityAdvisorSeriesSmallCapFund-PRO - Fidelity Advisor Series Small Cap Fund	Jan. 29, 2024
Fidelity Advisor Series Small Cap Fund | Return Before Taxes
Average Annual Return:
Past 1 year	19.24%
Past 5 years	14.94%
Past 10 years	8.43%
Fidelity Advisor Series Small Cap Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	17.97%
Past 5 years	12.72%
Past 10 years	6.63%
Fidelity Advisor Series Small Cap Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	11.90%
Past 5 years	11.71%
Past 10 years	6.39%
RS002
Average Annual Return:
Past 1 year	16.93%
Past 5 years	9.97%
Past 10 years	7.16%